UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22608

                              Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                         Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

MUNICIPAL BONDS—1.0%

California—0.7%
San Diego Tobacco Settlement Revenue Funding Corp. Bond Taxable 7.125%, 6/1/32	$	659	$	647
State of California Build America Bond Taxable 7.500%, 4/1/34		570		813
				1,460

Illinois—0.3%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35		700		774

TOTAL MUNICIPAL BONDS (Identified Cost $2,011)				2,234

FOREIGN GOVERNMENT SECURITIES—16.7%

Argentine Republic
Series X, 7.000%, 4/17/17		500		449
8.750%, 5/7/24		530		481
Series NY, 8.280%, 12/31/33(14)		2,320		2,007
Bolivarian Republic of Venezuela
RegS 8.250%, 10/13/24(4)		570		366
7.650%, 4/21/25		1,845		1,144
Commonwealth of Australia Series 130, 4.750%, 6/15/16		1,645AUD		1,492
Commonwealth of New Zealand
Series 415, 6.000%, 4/15/15		1,400NZD		1,107
Series 1217, 6.000%, 12/15/17		705NZD		585
Dominican Republic 144A 5.875%, 4/18/24(3)		1,000		1,035
Federative Republic of Brazil 8.500%, 1/5/24		3,460BRL		1,279
Mongolia 144A 4.125%, 1/5/18(3)		800		760
New South Wales, Australia Treasury Corp., Series 17 5.500%, 3/1/17		435AUD		405
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)		656		651
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)		800		816
Republic of Chile 5.500%, 8/5/20		547,000CLP		965
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18		998,500COP		589
Republic of Costa Rica
144A 7.000%, 4/4/44(3)		800		804
7.000%, 4/4/44		1,000		1,005
Republic of Croatia 144A 6.375%, 3/24/21(3)		1,420		1,548
Republic of Ecuador 144A 7.950%, 6/20/24(3)		800		843

		PAR VALUE			VALUE

Republic of El Salvador 144A 6.375%, 1/18/27(3)	$	910		$	915
Republic of Ghana 144A 8.125%, 1/18/26(3)		400			402
Republic of Iceland 144A 5.875%, 5/11/22(3)		1,180			1,329
Republic of Indonesia
Series FR30, 10.750%, 5/15/16		17,941,000IDR			1,543
Series FR55, 7.375%, 9/15/16		9,877,000IDR			807
Series FR63, 5.625%, 5/15/23		7,482,000IDR			510
Republic of Iraq RegS 5.800%, 1/15/28(4)		890			803
Republic of Peru
GDN 144A 7.840%, 8/12/20(3)		875PEN			345
RegS 6.900%, 8/12/37(4)		1,700PEN			594
Republic of Slovak 144A 4.375%, 5/21/22(3)		1,235			1,316
Republic of South Africa Series R203, 8.250%, 9/15/17		8,060ZAR			734
Republic of Uruguay 4.375%, 12/15/28		26,551UYU	(9)		1,200
Russian Federation
144A 7.850%, 3/10/18(3)		55,000RUB			1,327
144A 4.875%, 9/16/23(3)		2,000			1,972
United Mexican States
Series M, 6.000%, 6/18/15		35,100MXN			2,666
Series M, 6.500%, 6/9/22		19,000MXN			1,465
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $39,108)					36,259

MORTGAGE-BACKED SECURITIES—3.9%

Non-Agency—3.9%
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)		448			456
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33		661			686
Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(2)		490			502
Goldman Sachs Mortgage Securities Trust 13-GC16, A2 3.033%, 11/10/46		3,000			3,097
Hilton USA Trust 13-HLT, EFX 144A 5.609%, 11/5/30(2)(3)		320			325
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)		1,000			1,042
07-PW18, AM 6.084%, 6/11/50(2)		1,400			1,558
JPMorgan Chase (Washington Mutual) Commercial Mortgage Securities Trust 06-SL1, A 144A 4.465%, 11/23/43(2)(3)		12			12

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Non-Agency—(continued)
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	$	820	$	858

TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $8,502)				8,536

ASSET-BACKED SECURITIES—3.5%

American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)		770		771
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)		806		814
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)		1,450		1,461
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)		1,449		1,531
Drug Royalty LP I 12-1, A2 144A 5.800%, 7/15/24(3)		639		659
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)		455		453
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)		1,049		1,068
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)		772		775

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $7,273)				7,532

CORPORATE BONDS AND NOTES—92.3%

Consumer Discretionary—5.1%
Arcos Dorados Holdings, Inc.
144A 10.250%, 7/13/16(3)		1,115BRL		433
144A 6.625%, 9/27/23(3)		600		596
Boyd Gaming Corp. 9.000%, 7/1/20		325		342
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)		960		1,001
144A 6.125%, 7/1/22(3)		215		217
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20		750		583
Caesars Entertainment Resort Properties LLC 144A 11.000%, 10/1/21(3)		525		495
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)		540		475
CCO Holdings LLC 5.250%, 9/30/22		952		935

		PAR VALUE		VALUE

Consumer Discretionary—(continued)
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	$	225	$	235
Grupo Televisa SAB 7.250%, 5/14/43		8,000MXN		501
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)		175		135
iHeartCommunications, Inc. 10.000%, 1/15/18		845		711
JC Penney Corp., Inc. 8.125%, 10/1/19		205		201
MHGE Parent LLC 144A 8.500%, 8/1/19(3)		620		588
Numericable Group SA 144A 6.000%, 5/15/22(3)		670		676
Penn National Gaming, Inc. 5.875%, 11/1/21		395		365
QVC, Inc. 5.125%, 7/2/22		690		725
Toll Brothers Finance Corp. 6.750%, 11/1/19		615		690
VTR Finance B.V. 144A 6.875%, 1/15/24(3)		555		576
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)		565		548

				11,028

Consumer Staples—0.3%
Cosan Luxembourg SA 144A 5.000%, 3/14/23(3)		300		288
Elizabeth Arden, Inc. 7.375%, 3/15/21		405		362

				650

Energy—20.6%
Afren plc
144A 10.250%, 4/8/19(3)		651		697
144A 6.625%, 12/9/20(3)		750		714
California Resources Corp. 144A 6.000%, 11/15/24(3)		630		649
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)		1,415		1,351
CITGO Petroleum Corp. 144A 6.250%, 8/15/22(3)		470		490
Denbury Resources, Inc. 5.500%, 5/1/22		770		765
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)		2,000		2,235
Ecopetrol SA 4.125%, 1/16/25		865		837
Energy XXI Gulf Coast, Inc. 7.500%, 12/15/21		805		793
EnQuest plc 144A 7.000%, 4/15/22(3)		930		879
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)		1,400		1,466
FTS International, Inc. 144A 6.250%, 5/1/22(3)		620		612
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)		335		317
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 2/6/28(3)(7)		1,300		1,157
Gulfmark Offshore, Inc. 6.375%, 3/15/22		1,700		1,649
Hercules Offshore, Inc. 144A 10.250%, 4/1/19(3)		625		595

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Energy—(continued)
KazMunayGas National Co. JSC
144A 4.400%, 4/30/23(3)	$	1,275	$	1,226
144A 5.750%, 4/30/43(3)		300		281
Lukoil OAO International Finance BV
144A 6.125%, 11/9/20(3)(7)		1,100		1,105
144A 4.563%, 4/24/23(3)		800		718
MEG Energy Corp. 144A 7.000%, 3/31/24(3)		500		519
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)		2,000		2,270
New Field Exploration Co.(The) 5.625%, 7/1/24		1,200		1,287
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)		520		512
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)		1,459		1,514
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)		1,040		1,057
Parker Drilling Co.(The) 144A 6.750%, 7/15/22(3)		350		353
Pertamina Persero PT
144A 4.300%, 5/20/23(3)		1,200		1,143
144A 6.000%, 5/3/42(3)		1,200		1,152
Petrobras Global Finance BV 6.250%, 3/17/24		770		805
Petrobras International Finance Co. 6.750%, 1/27/41(13)		3,275		3,293
Petroleos de Venezuela SA
Series 2015, 5.000%, 10/28/15		325		279
RegS 8.500%, 11/2/17(4)		4,260		3,365
144A 6.000%, 5/16/24(3)		2,120		1,100
Petroleos Mexicanos 144A 6.375%, 1/23/45(3)		1,500		1,696
QGOG Constellation SA 144A 6.250%, 11/9/19(3)		955		957
Rosetta Resources, Inc. 5.875%, 6/1/24		945		930
Sabine Pass Liquefaction LLC 5.625%, 2/1/21		675		697
Transocean, Inc. 3.800%, 10/15/22		1,005		923
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)		1,350		1,279
Tullow Oil plc 144A 6.000%, 11/1/20(3)		930		935
				44,602

Financials—40.2%
Aircastle Ltd. 5.125%, 3/15/21		1,470		1,455
Akbank TAS 144A 7.500%, 2/5/18(3)		1,145TRY		447
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.750%, 4/28/21(3)(7)		925		927
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)		2,460		2,620

		PAR VALUE		VALUE

Financials—(continued)
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	$	750	$	775
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)		785		790
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)		800		859
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)		1,750		1,908
Banco Bradesco S.A. 144A 5.750%, 3/1/22(3)(6)		2,000		2,065
Banco Continental S.A. RegS 5.500%, 11/18/20(4)(7)		2,000		2,160
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)		1,225		1,308
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)		1,860		1,836
Banco do Brasil SA
RegS 5.375%, 1/15/21(4)		525		536
144A 9.250%, 10/31/49(2)(3)(5)(6)		1,425		1,468
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)		1,260		1,367
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)		600BRL		234
Banco Santander Chile 144A 3.875%, 9/20/22(3)		1,750		1,724
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(6)		1,000		1,058
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)		1,900		2,103
Bancolombia S.A. 5.125%, 9/11/22		1,220		1,224
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)		1,500		1,613
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)		745		798
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)		2,200		2,251
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)		1,100		1,144
Caixa Economica Federal 144A 7.250%, 7/23/24(2)(3)		920		925
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(3)		810		832
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)		1,250		1,255
Chubb Corp. (The) 6.375%, 3/29/67(2)(13)		2,175		2,384
Corp Andina de Fomento 8.125%, 6/4/19		1,000		1,232
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)		1,000		1,004
Country Garden Holdings Co., Ltd. 144A 7.250%, 4/4/21(3)		1,000		983
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)		220		216
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)		845		799

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	$	925	$	916
Eurasian Development Bank 144A 4.767%, 9/20/22(3)		1,600		1,550
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)		635		595
First Cash Financial Services, Inc. 6.750%, 4/1/21		465		486
First Niagara Financial Group, Inc. 7.250%, 12/15/21		1,400		1,615
Genworth Holdings, Inc. 4.900%, 8/15/23		1,060		1,093
GLP Capital LP (GLP Financing II, Inc.)
4.375%, 11/1/18		25		25
4.875%, 11/1/20		710		724
5.375%, 11/1/23		20		20
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)		950		1,008
Hospitality Properties Trust 4.500%, 3/15/25		745		734
HSBC Finance Corp. 6.676%, 1/15/21		1,900		2,228
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)		1,560		1,675
International Lease Finance Corp.
3.875%, 4/15/18		195		194
5.875%, 8/15/22		2,310		2,414
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)		900		905
Kaisa Group Holdings Ltd. 144A 8.875%, 3/19/18(3)		1,200		1,221
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)		800		866
Macquarie Group Ltd.
144A 6.000%, 1/14/20(3)		1,100		1,235
144A 6.250%, 1/14/21(3)		325		368
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)		400		444
Morgan Stanley
144A 10.090%, 5/3/17(3)		6,050BRL		2,412
Series H, 5.450%, 12/29/49(2)		120		119
Navient LLC 5.500%, 1/25/23		1,515		1,456
Nordea Bank AB 144A 4.250%, 9/21/22(3)		2,035		2,093
Oversea-Chinese Banking Corp Ltd. 144A 4.250%, 6/19/24(3)		1,500		1,498
PennantPark Investment Corp. 4.500%, 10/1/19		650		654
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)		1,805		1,875
Progressive Corp. (The) 6.700%, 6/15/37(2)		2,160		2,367

		PAR VALUE		VALUE

Financials—(continued)
Prudential Financial, Inc.
5.875%, 9/15/42(2)	$	2,500	$	2,650
5.625%, 6/15/43(2)(6)		400		417
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)		650		635
144A 5.100%, 7/25/18(3)(7)		750		725
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)		2,200		2,107
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)		640		645
Telecom Italia Capital SA 7.175%, 6/18/19		725		819
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)		1,095		1,082
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(7)		470		397
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)		1,400		1,365
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)		525		524
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)		780		772
				87,228

Health Care—0.6%
Catamaran Corp. 4.750%, 3/15/21		520		502
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)		365		369
Tenet Healthcare Corp. 144A 5.500%, 3/1/19(3)		435		438
				1,309

Industrials—7.0%
AAR Corp. 7.250%, 1/15/22		710		767
ADT Corp. (The) 6.250%, 10/15/21		920		955
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)		360		369
Alfa SAB de CV 144A 5.250%, 3/25/24(3)		1,200		1,278
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19		747		831
01-1, G 7.100%, 4/2/21		1,507		1,680
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22		1,050		1,066

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Industrials—(continued)
Avianca Holdings SA (Avianca Leasing LLC) 144A 8.375%, 5/10/20(3)	$	900	$	965
Bombardier, Inc.
144A 4.750%, 4/15/19(3)		455		454
144A 6.125%, 1/15/23(3)		900		906
DP World Ltd. 144A 6.850%, 7/2/37(3)		1,000		1,121
ESAL GmbH 144A 6.250%, 2/5/23(3)		980		955
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21		638		690
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)		350BRL		129
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)		220		221
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)		1,000		941
U.S. Airways Pass-Through-Trust 11-1, A 7.125%, 10/22/23		846		982
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22		837		904
				15,214

Information Technology—2.1%
Avaya, Inc. 144A 7.000%, 4/1/19(3)		1,285		1,257
First Data Corp. 11.750%, 8/15/21		850		988
Sensata Technologies BV 144A 4.875%, 10/15/23(3)		970		941
Sungard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)		570		428
VeriSign, Inc. 4.625%, 5/1/23		950		921
				4,535

Materials—8.7%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)		1,230		1,273
Cascades, Inc. 144A 5.500%, 7/15/22(3)		710		691
Cemex SAB de CV 144A 9.500%, 6/15/18(3)		695		777
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(3)		940		966
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)		415		414
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)		425		416
Evraz Group S.A. 144A 6.500%, 4/22/20(3)		775		712
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)		1,050		1,089
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)		1,040		1,170
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)		600		619
Hexion U.S. Finance Corp. 6.625%, 4/15/20		720		727
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)		1,000		971

		PAR VALUE		VALUE

Materials—(continued)
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	$	1,500	$	1,560
Samarco Mineracao SA 144A 5.375%, 9/26/24(3)		925		914
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)		1,500		1,560
Tronox Finance LLC 6.375%, 8/15/20		805		813
United States Steel Corp. 6.875%, 4/1/21		965		1,033
Vale Overseas Ltd. 4.375%, 1/11/22		1,315		1,325
Vedanta Resources plc 144A 9.500%, 7/18/18(3)		1,650		1,897
				18,927

Telecommunication Services—4.6%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22		8,000MXN		576
Axtel SAB de CV 144A 8.000%, 1/31/20(2)(3)		360		358
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)		1,430		1,511
Comcel Trust 144A 6.875%, 2/6/24(3)		570		603
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)		1,075		1,113
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)		415		425
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(6)		955		990
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)		250		261
Sprint Corp. 144A 7.250%, 9/15/21(3)		710		741
T-Mobile USA, Inc.
6.125%, 1/15/22		450		454
6.836%, 4/28/23		290		299
6.500%, 1/15/24		325		330
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)		1,000		1,035
Windstream Corp. 7.750%, 10/15/20		1,150		1,216
				9,912

Utilities—3.1%
AmeriGas Partners LP 6.750%, 5/20/20		1,200		1,254
Calpine Corp.
144A 6.000%, 1/15/22(3)		50		53
144A 7.875%, 1/15/23(3)		678		741
Electricite de France SA 144A 5.250% (2)(3)(5)(6)		1,325		1,347
Enel SpA 144A 8.750%, 9/24/73(2)(3)(6)		380		442
Israel Electric Corp Ltd. 144A 6.875%, 6/21/23(3)		725		826
Majapahit Holding BV 144A 7.750%, 1/20/20(3)		540		628

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Utilities—(continued)
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	$	525	$	522
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)		990		1,015
				6,828

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $200,659)				200,233

LOAN AGREEMENTS(2)—15.2%

Consumer Discretionary—3.6%
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 10.500%, 10/31/16		571		550
Tranche B-7, 9.750%, 1/28/18		230		219
Caesars Growth Properties Holdings LLC Tranche B, First Lien 6.250%, 5/8/21		314		299
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20		675		690
Cumulus Media Holdings, Inc. 4.250%, 12/23/20		841		828
Granite Broadcasting Corp. Tranche B, First Lien 6.750%, 5/23/18		197		197
Landry’s, Inc. Tranche B, 4.000%, 4/24/18		1,077		1,070
Marina District Finance Co., Inc. 6.750%, 8/15/18		430		431
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18		630		640
Radio One, Inc. Tranche 2011, 7.500%, 3/31/16		1,005		1,022
Scientific Games International, Inc. Tranche B-2, 0.000%, 9/17/21(8)		535		525
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19		472		484
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20		881		866
				7,821
Energy—2.4%
Arch Coal, Inc. 0.000%, 5/16/18(8)		934		857
Chief Exploration & Development LLC Second Lien 7.500%, 5/16/21		682		683
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21		479		466
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20		913		918
Jonah Energy LLC Second Lien, 7.500%, 5/12/21		456		453
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18		825		826

		PAR VALUE		VALUE

Energy—(continued)
Templar Energy LLC Second Lien, 8.500%, 11/25/20	$	915	$	889
				5,092

Financials—1.3%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20		363		345
Asurion LLC Second Lien, 0.000%, 3/3/21(8)		810		821
Capital Automotive LP Second Lien, 0.000%, 4/30/20(8)		454		461
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17		1,220		1,254
				2,881

Health Care—1.6%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18		249		250
Second Lien, 11.000%, 1/2/19		161		163
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19		757		759
InVentiv Health, Inc. Tranche B-4 7.750%, 5/15/18		755		750
MMM Holdings, Inc. 9.750%, 12/12/17		224		224
MSO of Puerto Rico, Inc. 9.750%, 12/12/17		163		163
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19		552		553
Surgery Center Holdings, Inc.
Second Lien, 9.750%, 4/10/20		342		343
0.000%, 7/24/20(8)		64		64
Second Lien, 0.000%, 7/23/21(8)		241		238
				3,507

Industrials—2.3%
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17		613		601
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19		793		798
DynCorp International, Inc. 0.000%, 7/7/16(8)		625		622
Filtration Group Corp. Second Lien, 8.250%, 11/22/21		785		788
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18		517		523
Tranche B-4, 6.000%, 8/4/19		148		149
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 6/30/21		1,026		1,013
Navistar, Inc. Tranche B, 5.750%, 8/17/17		507		510
				5,004

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Information Technology—3.1%

Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	$	48	$	48
Attachmate Group, Inc. (The) First Lien, 7.250%, 11/22/17		480		481
Blue Coat Systems, Inc.
4.000%, 5/31/19		467		459
Second Lien, 9.500%, 6/26/20		585		585
Deltek, Inc. Second Lien, 0.000%, 10/10/19		1,087		1,104
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20		572		573
First Data Corp. 3.655%, 3/23/18		1,125		1,105
Kronos, Inc. Second Lien, 9.750%, 4/30/20		959		991
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21		300		301
RP Crown Parent LLC Second Lien, 11.250%, 12/21/19		872		833
Wall Street Systems, Inc. 4.500%, 4/30/21		251		249

				6,729

Materials—0.8%
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 12.250%, 11/15/14		1,297		1,301
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19		464		455

				1,756

Utilities—0.1%
ExGen Renewables I LLC 5.250%, 2/6/21		188		190

TOTAL LOAN AGREEMENTS (Identified Cost $33,147)				32,980
		SHARES

PREFERRED STOCKS—3.3%

Energy—0.5%
PTT Exploration & Production PCL, 144A, 4.875%(2)(3)		1,100(10)		1,111

Financials—2.8%
Citigroup, Inc. Series J, 7.125%		30,800		823
General Electric Capital Corp. Series B, 6.250%(2)		500(10)		539
General Electric Capital Corp. Series C, 5.250%(2)		600(10)		601

	SHARES		VALUE

Financials—(continued)

Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	210(10)	$	213
JPMorgan Chase & Co., Series Q, 5.150%(2)	960(10)		914
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	890(10)		843
Wells Fargo & Co. Series K, 7.980%(2)	840(10)		919
Zions Bancorp, 6.950%	47,150		1,256

			6,108
TOTAL PREFERRED STOCKS (Identified Cost $7,238)			7,219

PURCHASED OPTIONS—0.1%

Call Options—0.0%
S&P 500® Index Fund expiration 10/3/14 strike price $2,100(11)	1,012		0
S&P 500® Index Fund expiration 10/3/14 strike price $2,100(11)	931		9

			9

Put Options—0.1%
S&P 500® Index Fund expiration 10/3/14 strike price $1,825(11)	931		98
S&P 500® Index Fund expiration 10/3/14 strike price $1,895(11)	1,012		76

			174
TOTAL PURCHASED OPTIONS —0.1% (Premiums Received $326)			183
TOTAL LONG TERM INVESTMENTS—136.0% (Identified Cost $298,264)			295,176(12)

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 136.0% (Identified Cost $298,264)			295,176(1)

WRITTEN OPTIONS—(0.4)%

Call Options—0.0%
S&P 500® Index Fund expiration 10/10/14 strike price $2,050(11)	931		(23)
S&P 500® Index Fund expiration 10/3/14 strike price $2,060(11)	1,012		(5)

			(28)

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Put Options—(0.4)%
S&P 500® Index Fund expiration 10/10/14 strike price $1,890(11)	931	$(391)
S&P 500® Index Fund expiration 10/3/14 strike price $1,955(11)	1,012	(537)

		(928)

TOTAL WRITTEN OPTIONS—(0.4)% (Premiums Received $845)		(956)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 135.6% (Identified Cost $297,419)		294,220(1)

Other assets and liabilities, net—(36.0)%		(78,137)

NET ASSETS—100.0%	$	217,039

Abbreviations:

GDN	Global Depository Notes
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $150,149 or 69.2% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after September 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Principal amount is adjusted according to local inflation Index.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	All or a portion of the security is segregated as collateral for the borrowings.
(13)	All or a portion of the security is segregated as collateral for written options.
(14)	Security in default.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	42%
Brazil	6
Mexico	5
Cayman Islands	3
Chile	3
Luxembourg	3
Venezuela	3
Other	35
Total	100%

† % of total investments net of written options as of September 30, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$7,532	$—	$7,532
Corporate Bonds	200,233	—	200,233
Foreign Government Securities	36,259	—	36,259
Loan Agreements	32,980	—	32,980
Mortgage-Backed Securities	8,536	—	8,536
Municipal Bonds	2,234	—	2,234
Equity Securities:
Preferred Stock	7,219	2,079	5,140
Purchased Options	183	183	—
Total Investments before Written Options	$295,176	$2,262	$292,914
Written Options	$(956)	$(956)	$—
Total Investments Net of Written Options	$294,220	$1,306	$292,914

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Asset- Backed Securities

Beginning Balance December 31, 2013:	$474

Accrued Discount/(Premium)	-	(c)

Realized Gain (Loss)	9

Change in Unrealized Appreciation (Depreciation)	2
Purchases	(485)
(Sales)(b)	-
Transfers Into Level 3 (a)	-
Transfers from Level 3 (a)	-

Ending Balance September 30, 2014	$-

(a) “Transfers into and/or from” represent the ending value as of September 30, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Includes paydowns on securities.

(c)  Amount is less than $500.

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

NOTE 1— SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are ratified by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”) generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non- U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each Series’ Schedule of Investments, where applicable.

Restricted securities are not registered under the Securities Act of 1933 as amended. Generally 144A, securities are excluded from this category, except where defined as illiquid.

At September 30, 2014 the Fund did not hold any illiquid and restricted securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

NOTE 3— FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

			Net
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Investments $298,269	$ 6,528	$(9,621)	$(3,093)
Written Options (845)	56	(167)	(111)

NOTE 4— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	November 26, 2014

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	November 26, 2014

* Print the name and title of each signing officer under his or her signature.